Leases - Schedule of Right-of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Right-of-use assets:
Operating leases	$ 5,874	$ 6,113
Finance leases	87	126
Total right-of-use assets	5,961	6,239
Lease liabilities:
Operating leases	5,799	6,191
Finance leases	90	129
Total lease liabilities	$ 5,889	$ 6,320